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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08659

                               Henssler Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1281 Kennestone Circle
                                    Suite 100
                               Marietta, GA 30066
--------------------------------------------------------------------------------
       (Address of principal executive offices)           (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-936-3863

Date of fiscal year end:    4/30/2005

Date of reporting period:   7/31/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                JULY 31, 2004 (UNAUDITED)
================================================================================

                                                                                Shares                     Value
                                                                         -------------              ------------
COMMON STOCK -- 99.00%

   CONSUMER DISCRETIONARY  -- 9.22%

           BUILDING-RESIDENTIAL/COMMERCIAL
           Lennar Corp.                                                         54,000              $  2,304,720
                                                                                                    ------------

           LEISURE & RECREATIONAL PRODUCTS
           Harley-Davidson, Inc.                                                25,500                 1,526,685
                                                                                                    ------------

           MULTIMEDIA
           Walt Disney Co.                                                     118,325                 2,732,124
                                                                                                    ------------

           RETAIL-MAJOR DEPARTMENT STORES
           Target Corp.                                                        116,870                 5,095,532
                                                                                                    ------------
              TOTAL CONSUMER DISCRETIONARY                                                            11,659,061
                                                                                                    ------------

   CONSUMER STAPLES  -- 14.30%

           BEVERAGES-NON-ALCOHOLIC
           Pepsico, Inc.                                                       130,475                 6,523,750
                                                                                                    ------------

           BREWERY
           Anheuser-Busch Companies, Inc.                                       58,770                 3,050,163
                                                                                                    ------------

           COSMETICS & TOILETRIES
           Kimberly-Clark Corp.                                                 64,835                 4,153,978
                                                                                                    ------------

           FOOD-WHOLESALE/DISTRIBUTION
           Sysco Corp.                                                         100,950                 3,477,728
                                                                                                    ------------

           RETAIL-DRUG STORES
           Walgreen Co.                                                         24,270                   883,428
                                                                                                    ------------
              TOTAL CONSUMER STAPLES                                                                  18,089,047
                                                                                                    ------------

   ENERGY  -- 7.48%

           OIL COMPANY-INTEGRATED
           BP PLC ADR                                                           57,900                 3,263,244
           Exxon/Mobil Corp.                                                    94,514                 4,375,998
           Royal Dutch Petroleum Co. GDR                                        36,080                 1,814,824
                                                                                                    ------------
              TOTAL ENERGY                                                                             9,454,066
                                                                                                    ------------

   FINANCIALS  -- 22.30%

           COMMERCIAL BANKS-SOUTHERN US
           Synovus Financial Corp.                                              90,000                 2,292,300
                                                                                                    ------------

           COMMERCIAL BANKS-SUPER REGIONAL US
           TCF Financial Corp.                                                  51,500                 3,110,600
                                                                                                    ------------

           FINANCE-CREDIT CARD
           MBNA Corp.                                                          188,763                 4,660,558
                                                                                                    ------------

           FINANCE-DIVERSIFIED SERVICES
           Citigroup, Inc.                                                      92,500                 4,078,325
                                                                                                    ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEEMENTS.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                JULY 31, 2004 (UNAUDITED)
================================================================================

                                                                                Shares                     Value
                                                                         -------------              ------------
   FINANCIALS  -- 22.30% CONTINUED
           INSURANCE-MULTI-LINE
           American International Group, Inc.                                   69,009              $  1,402,080
                                                                                                    ------------

           INVESTMENT MANAGEMENT/ADVISORY SERVICES
           Goldman Sachs Group, Inc.                                            29,100                 2,566,329
           T. Rowe Price Group, Inc.                                            39,300                 1,816,446
                                                                                                    ------------
                                                                                                       4,382,775
                                                                                                    ------------
           MONEY CENTER BANKS
           Bank of America Corp.                                                56,450                 4,798,815
                                                                                                    ------------
              TOTAL FINANCIALS                                                                        24,725,453
                                                                                                    ------------

   HEALTHCARE  -- 18.57%

           DISPOSABLE MEDICAL PRODUCTS
           C.R. Bard, Inc.                                                      25,400                 1,402,080
                                                                                                    ------------

           HEALTHCARE-DISTRIBUTOR & SERVICES
           Omnicare, Inc.                                                       68,000                 1,922,360
                                                                                                    ------------
                                                                                                       1,922,360
                                                                                                    ------------
           MEDICAL INSTRUMENTS
           Medtronic, Inc.                                                      37,600                 1,867,592
                                                                                                    ------------

           MEDICAL PRODUCTS
           Baxter International, Inc.                                           37,500                 1,127,625
           Johnson & Johnson                                                    73,470                 4,060,687
                                                                                                    ------------
                                                                                                       5,188,312
                                                                                                    ------------
           MEDICAL- DRUGS
           Eli Lilly & Co.                                                      44,700                 2,848,284
           Mylan Laboratories                                                  208,475                 3,089,600
           Pfizer, Inc.                                                        109,500                 3,499,620
                                                                                                    ------------
                                                                                                       9,437,504
                                                                                                    ------------
           MEDICAL- HMO
           UnitedHealth Group, Inc.                                             29,800                 1,874,420
                                                                                                    ------------

           MEDICAL-WHOLESALE DRUG DISTRIBUTION
           Cardinal Health, Inc.                                                40,250                 1,791,125
                                                                                                    ------------
              TOTAL HEALTHCARE                                                                        23,483,393
                                                                                                    ------------

   INDUSTRIALS  -- 8.86%

           AUTO-MEDIUM & HEAVY DUTY TRUCKS
           PACCAR, Inc.                                                         77,743                 4,661,470
                                                                                                    ------------

           DIVERSIFIED MANUFACTURING
           General Electric Co.                                                 86,535                 2,877,289
           Illinois Tool Works Inc.                                             40,500                 3,666,060
                                                                                                    ------------
                                                                                                       6,543,349
                                                                                                    ------------
              TOTAL INDUSTRIALS                                                                       11,204,819
                                                                                                    ------------

   INFORMATION TECHNOLOGY  -- 15.11%

           COMPUTER SERVICES
           Affiliated Computer Services, Inc.*                                  52,500                 2,724,750
           Sungard Data Systems, Inc.*                                         126,800                 2,955,708
                                                                                                    ------------
                                                                                                       5,680,458
                                                                                                    ------------
           COMPUTER SOFTWARE
           Microsoft Corp.                                                      63,900                 1,818,594
                                                                                                    ------------

           COMPUTER-MICRO
           Dell, Inc.*                                                          50,200                 1,780,594
           International Business Machines Corp.                                38,100                 3,317,367
                                                                                                    ------------
                                                                                                       5,097,961
                                                                                                    ------------
           DATA PROCESSING/MANAGEMENT
           Automatic Data Processing, Inc.                                      45,000                 1,889,100
                                                                                                    ------------

           ELECTRONIC COMPONENTS-SEMICONDUCTORS
           Applied Materials, Inc.*                                             75,700                 1,284,629
           Intel Corp.                                                          64,440                 1,571,047
                                                                                                    ------------
                                                                                                       2,855,676
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT
           Nokia Corp. ADR                                                     152,000                 1,766,240
                                                                                                    ------------

                                                                                                    ------------
              TOTAL INFORMATION TECHNOLOGY                                                            19,108,029
                                                                                                    ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEEMENTS.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                                JULY 31, 2004 (UNAUDITED)
================================================================================

                                                                                Shares                     Value
                                                                         -------------              ------------
   MATERIALS  -- 3.16%

           CHEMICAL - DIVERSIFIED
           E.I. du Pont de Nemours & Co.                                        51,000              $  2,186,370
           Praxair, Inc.                                                        46,000                 1,814,700
                                                                                                    ------------
              TOTAL MATERIALS                                                                          4,001,070
                                                                                                    ------------

           TOTAL COMMON STOCK (COST $112,101,351)                                                    121,724,938
                                                                                                    ------------

                                                                            Principal
SHORT-TERM INVESTMENTS -- 1.06%                                               Amount
                                                                           -----------
           Fifth Third Bank Institutional Money Market Fund, 1.19%
           (COST $ 1,343,200)+                                             $ 1,343,200                 1,343,200
                                                                                                    ------------

           TOTAL INVESTMENTS (COST $113,444,551) -- 100.06%                                          123,068,138
           LIABILITIES IN EXCESS OF OTHER ASSET, NET -- (0.06)%                                          (80,031)
                                                                                                    ------------
           NET ASSETS -- 100%                                                                       $122,988,107
                                                                                                    ============

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
+ Variable rate security, the coupon rate shown represents the rate at July 31, 2004

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEEMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Henssler Funds, Inc.

By /s/ Gene W. Henssler
   ------------------------------------
      Gene W. Henssler, Ph.D

Date: September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene W. Henssler
   ------------------------------------
       Gene W. Henssler, Ph.D., President

Date: September 21, 2004

By /s/ Patricia T. Henssler
   ------------------------------------
       Patricia T. Henssler, Chief Financial Officer

Date: September 21, 2004